PROPERTY AND EQUIPMENT: (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31
	2016	2015
Cost:
Leasehold improvements	$229	$164
Computers and software	187	130
Laboratory equipment	896	768
Furniture	96	84
Vehicles*	198	175
	1,606	1,321
Less:
Accumulated depreciation and amortization	668	675
Property and Equipment, net	$938	$646

 * See note 8c relating to the lien on the Company’s vehicles.